Taxes on Income (Schedule of Composition of Income Tax Benefit (Taxes on Income)) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Current tax income (expense)
Current year	€ (978)		€ (119)	€ (741)
Adjustments for prior years, net	0		(4)	(14)
Total current tax income (expense)	(978)		(123)	(755)
Deferred tax income
Creation and reversal of temporary differences	3,467		248	1,042
Tax benefit	€ 2,489	$ 2,817	€ 125	€ 287